Basis of Presentation and Accounting Policies (policies)	6 Months Ended
Jun. 30, 2014
Basis of Presentation and Accounting Policies disclosure
Accounting Policies, Basis of Presentation [Policy Text Block]

Basis of Presentation

The interim consolidated financial statements include the accounts of The Travelers Companies, Inc. (together with its subsidiaries, the Company). These financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP) and are unaudited.  In the opinion of the Company’s management, all adjustments necessary for a fair presentation have been reflected.  Certain financial information that is normally included in annual financial statements prepared in accordance with GAAP, but that is not required for interim reporting purposes, has been omitted.  All material intercompany transactions and balances have been eliminated.  The accompanying interim consolidated financial statements and related notes should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s 2013 Annual Report on Form 10-K as updated by the Company’s Current Report on Form 8-K filed on September 10, 2014.

The preparation of the interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and claims and expenses during the reporting period.  Actual results could differ from those estimates.

On November 1, 2013, the Company acquired all of the issued and outstanding shares of The Dominion of Canada General Insurance Company (Dominion) for an aggregate purchase price of approximately $1.035 billion. Dominion primarily markets personal lines and small commercial insurance business in Canada. At the acquisition date, the Company recorded at fair value $3.91 billion of assets acquired and $2.88 billion of liabilities assumed as part of purchase accounting, including $16 million of identifiable intangible assets and $273 million of goodwill. Dominion is included in the Company’s Business and International Insurance segment.

Accounting Policies, Adoption of Accounting Standards Updates [Policy Text Block]

Adoption of Accounting Standards Updates

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date

In February 2013, the Financial Accounting Standards Board (FASB) issued updated guidance to resolve diversity in practice concerning the recognition, measurement, and disclosure of obligations resulting from certain joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date.  The guidance requires that the reporting entity measure joint and several liability arrangements as the amount the reporting entity agreed to pay on the basis of its arrangement among the co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors.  The updated guidance was effective for the quarter ending March 31, 2014. The adoption of this guidance did not have any effect on the Company’s results of operations, financial position or liquidity.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

In March 2013, the FASB issued updated guidance to resolve diversity in practice concerning the release of the cumulative foreign currency translation adjustment into net income when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity.  When a company ceases to have a controlling financial interest in a subsidiary within a foreign entity, the company should recognize any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary had resided. Upon the partial sale of an equity method investment that is a foreign entity, the company should release into earnings a pro rata portion of the cumulative translation adjustment. Upon the partial sale of an equity method investment that is not a foreign entity, the company should release into earnings the cumulative translation adjustment if the partial sale represents a complete or substantially complete liquidation of the foreign entity that holds the equity method investment.  The updated guidance was effective for the quarter ending March 31, 2014.  The adoption of this guidance did not have any effect on the Company’s results of operations, financial position or liquidity.